Inventory	6 Months Ended
Jun. 30, 2025
Inventory [Abstract]
Inventory	Inventory
The bunker inventory mainly relates to the bunker fuel stored on board of the vessels. As of June 30, 2025 the carrying amount of the bunker inventory on board of the vessels amounted to $50.3 million (2024:
$17.3 million). The increase is mainly due to the acquisition of the Golden Ocean Fleet as per March 12,
2025.
Bunkers delivered to vessels operating in the TI Pool or Stolt pool, are sold to the Pool and bunkers on board of these pooled vessels are no longer shown as bunker inventory but as trade and other receivables.
The inventory on board of our vessels is accounted for on a first-in, first-out basis. No write down is needed as long as the freight market remains robust offsetting potential higher weighted average consumption costs of the bunker oil consumed from that inventory.
Bunker expenses are recognized in profit or loss upon consumption.
The other inventory amounts to $8.1 million and relates to trucks purchased to be converted into hydrotrucks for resale and spare parts used for the conversion of regular engines to hydrogen powered engines.